Non-current Financial Assets at Fair Value Through Other Comprehensive Income - Additional Information (Detail) - 12 months ended Dec. 31, 2018 $ in Thousands	TWD ($)	USD ($)	USD ($)
Financial assets at fair value through other comprehensive income [abstract]
Designation of equity instruments	$ 174,357,000		$ 5,696
Dividend income recognized	571,000	$ 19
Financial assets at fair value through other comprehensive income were pledged	$ 0